Fair Value Measurements (Derivatives Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense	$ 0	$ 0		$ 0
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60.0	114.0		112.5
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Hedged Item (Fair Value Hedge) [Member] | Fixed Rate Private Placement Debt Due 2019 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60.0	60.0		60.0
Interest expense	(5.9)	(2.8)		8.9
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 8 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60.0
Interest expense	5.9
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 9 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume		60.0
Interest expense		2.8
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 10 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume				60.0	[1]
Interest expense				(8.9)
Interest income
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Cash Flow Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 1 Year [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume		54.0	[2]	52.5
Other financial items, net		1.9		1.6
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion				(0.3)
Amount of gain (loss) reclassified from accumulated OCI into interest expense		$ 0.2

[1]	The hedged item related to the fair value hedge consists of a $60 million debt note which matures in 2019.
[2]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.